PLEDGED ASSETS	12 Months Ended
Dec. 31, 2025
Pledged Assets [Abstract]
PLEDGED ASSETS	PLEDGED ASSETS
The Company provided certificate of deposits recorded in other financial assets as collateral mainly for building lease agreements. As of December 31, 2024 and 2025, the aforementioned other financial assets amounted to NT$132.1 million and NT$129.40 million, respectively.